Basis of Presentation and Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Deferred debt costs		$ 679,662
Accumulated amortization	61,787	61,787
Gain on the sale of trading securities	2,926,073
Held securities	$ 0	$ 0
Weighted average shares outstanding excluded certain stock options and potential shares from convertible debt		2,193,611	371,174
Warrant [Member]
Weighted average share anti-diluted		100,000	0